Interest in Other Entities (Details) - Schedule of investment to equity method - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Equity method investment	$ 17,545	$ 1,663
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Equity method investment	11,851
Gix Internet Ltd [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Equity method investment	5,290
Polyrison Ltd [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Equity method investment	162
Revoltz Ltd [Member]
Interest in Other Entities (Details) - Schedule of investment to equity method [Line Items]
Equity method investment	$ 242